CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Net revenues:
Total net revenues	¥ 1,256,005	$ 192,491	¥ 4,424,963	¥ 5,556,482
Operating costs and expenses:
Sales and marketing (including services provided by related parties of RMB37,769 in 2018,RMB42,770 in 2019 and RMB901 in 2020)	(343,056)	(52,576)	(2,343,428)	(1,746,375)
Origination and servicing (including services provided by related parties of RMB39,000 in 2018,RMB15,120 in 2019 and RMB358 in 2020)	(543,487)	(83,293)	(1,137,451)	(444,830)
General and administrative (including share-based compensation of RMB508,162 in 2018,RMB353,151 in 2019 and RMB290,630 in 2020)	(1,303,833)	(199,821)	(1,155,747)	(1,159,746)
Reversal of (provision for) doubtful contract assets and receivables	(347,803)	(53,303)	(2,148,638)	2,637
Total operating costs and expenses	(2,538,179)	(388,993)	(6,785,264)	(3,348,314)
Interest income	102,425	15,697	225,751	208,350
Impairment loss of investments	(462,490)	(70,880)	(154,898)	(23,140)
Impairment loss of goodwill	(50,291)	(7,707)	(6,191)	0
Impairment loss of intangible assets and property, equipment and software	(38,145)	(5,846)
Gain recognized on remeasurement of previously held equity interest in acquiree			16,272
Net loss from disposal of subsidiaries				(257)
Other income, net	39,112	5,994	52,852	25,608
Income (loss) before income tax expense and earnings (loss) in equity method investments	(1,691,563)	(259,244)	(2,220,324)	2,418,729
Income tax (expense) benefit	(538,322)	(82,501)	174,597	(402,403)
Earnings (loss) in equity method investments, net of tax of nil, RMB3,425 and RMB10,669 in 2018, 2019 and 2020	(21,317)	(3,267)	(107,918)	(41,143)
Net income (loss)	(2,251,202)	(345,012)	(2,153,645)	1,975,183
Net income (loss) attributable to the non-controlling interest shareholders	(7,693)	(1,179)	(5,931)	6,621
Net income (loss) attributable to 9F Inc.	(2,258,895)	(346,191)	(2,159,576)	1,981,804
Change in redemption value of preferred shares			(10,711)	(17,225)
Net income (loss) attributable to ordinary shareholders	¥ (2,258,895)	$ (346,191)	¥ (2,170,287)	¥ 1,964,579
Net income (loss) per ordinary share
Basic | (per share)	¥ (11.37)	$ (1.74)	¥ (12.43)	¥ 10.57
Diluted | (per share)	¥ (11.37)	$ (1.74)	¥ (12.43)	¥ 9.41
Weighted average number of ordinary shares ordinary share
Basic | shares	198,596,879	198,596,879	174,552,468	162,672,800
Diluted | shares	198,596,879	198,596,879	174,552,468	185,735,200
Loan facilitation services
Net revenues:
Total net revenues	¥ 177,147	$ 27,149	¥ 3,477,897	¥ 4,960,671
Post-origination services
Net revenues:
Total net revenues	859,102	131,663	604,732	367,439
Others
Net revenues:
Total net revenues	¥ 219,756	$ 33,679	¥ 342,334	¥ 228,372